Share Capital Private Placements (Details) - USD ($)			12 Months Ended
	Aug. 15, 2019	Jul. 29, 2019	Dec. 31, 2020	Oct. 30, 2019	Oct. 09, 2019
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 1.07	$ 1.19
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)	251,823	240,000	175,765
Shares Issued, Price Per Share	$ 1.29	$ 2.00
Proceeds from Issuance of Common Stock	$ 325,000	$ 480,000